Note 4 - Real Estate Assets Held for Sale	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Real Estate Disclosure [Text Block]
4.	Real estate assets held for sale

In
December 2019,
the Company’s Investment Management segment acquired a controlling interest in a portfolio of real estate assets (the “Portfolio”) from an unrelated party. The acquisition was accounted for by the acquisition method of accounting for asset purchases that do not
constitute the acquisition of a business. The Portfolio consists of land and buildings located in the United Kingdom and associated liabilities. The Portfolio was acquired in connection with the establishment of a new closed-end Investment Management fund (the “Fund”). The Company expects to sell the Portfolio to the Fund, without gain or loss, during
2020.

The Fund will be managed by the Company and as is customary for closed-end funds, the Company will have a limited partner equity interest of between
1%
and
2%.

During
2019,
the Portfolio generated
$195
of net earnings which was included in Company’s consolidated net earnings. The following table summarizes the real estate assets and associated liabilities held for sale.

2019

Real estate assets held for sale
Real estate assets held for sale - current	$10,741
Real estate assets held for sale - non-current	247,376
Total real estate assets held for sale	$258,117

Liabilities related to real estate assets held for sale
Liabilities related to real estate assets held for sale - current	$(36,191)
Liabilities related to real estate assets held for sale - non-current	(127,703)
Total liabilities related to real estate assets held for sale	$(163,894)

Total net real estate assets held for sale	$94,223